SUPPLEMENTARY PENSION PLANS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplementary Pension Plans
Cost of service	R$ 241	R$ 12,554
Cost of interest on actuarial obligations	327,894	313,497
Expected earnings from the assets of the plan	(227,217)	(206,439)
Interest on irrecoverable surplus	5,642	671
Net cost/(benefit) of the pension plans	R$ 106,560	R$ 120,283